Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	20,293,552	15,930,330
Common stock, shares outstanding	20,293,552	15,930,330